Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2020
Long-term Debt, Unclassified [Abstract]
Schedule of Maturities of Long-term Debt	As of September 30, 2020, remaining scheduled principal payments due on notes payable are as follows:
Twelve months ended September 30,
2021	$294,541
2022	187,436
$481,977